Leases (Details) - Schedule of Capital Lease Commitments for Revenue Equipment	Dec. 31, 2022 USD ($)
Schedule of Capital Lease Commitments for Revenue Equipment [Abstract]
Minimum lease payments, 2023	$ 865,348
Present value of minimum lease payments, 2023	757,088
Minimum lease payments, 2024	774,057
Present value of minimum lease payments, 2024	670,952
Minimum lease payments, 2025	473,265
Present value of minimum lease payments, 2025	410,226
Minimum lease payments, Thereafter	89,368
Present value of minimum lease payments, Thereafter	77,464
Minimum lease payments, Total	2,202,038
Present value of minimum lease payments, Total	1,915,730
Minimum lease payments, Less: amount representing interest	(286,308)
Present value of minimum lease payments, Less: amount representing interest
Minimum lease payments, Present value of minimum lease payments	1,915,730
Present value of minimum lease payments, Present value of minimum lease payments	1,915,730
Present value of minimum lease payments, Less: current maturities	(757,088)
Present value of minimum lease payments, Capital lease obligations, long-term	$ 1,158,642